Summary of Significant Accounting Policies - Insurance and Revenues (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2016 derivative	Nov. 24, 2016 derivative	Mar. 30, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 25, 2014 USD ($)	Dec. 26, 2013 derivative	Jan. 01, 2016 USD ($)
Self-Insurance Reserves
Maximum loss before additional coverage applies			$ 5,000,000		$ 5,000,000
Derivative Financial Instruments
Cash flow hedge ineffectiveness during the period			0	$ 0	0	$ 0
Revenue Recognition and Gift Cards
Gift card breakage income			166,000	66,000	627,000	511,000	$ 355,000
Sales Returns and Allowances
Allowance for sales returns			5,530,000	4,277,000	4,887,000	3,720,000
Advertising and Pre-opening Expense
Pre-opening expenses			4,167,000	3,316,000	13,732,000	7,380,000	7,412,000
Selling and store operating expenses and pre-opening expenses
Advertising and Pre-opening Expense
Advertising expense			$ 10,626,000	$ 8,778,000	$ 33,497,000	$ 24,478,000	$ 17,359,000
Interest Rate Cap
Derivative Financial Instruments
Number of derivatives designated cash flow hedges entered into during period | derivative	2	2
Interest Rate Swap
Derivative Financial Instruments
Number of derivatives designated cash flow hedges entered into during period | derivative								2
Minimum
Advertising and Pre-opening Expense
Period prior to store opening or relocation that pre-opening expenses begin			3 months		3 months
Stock-Based Compensation
Period of vesting provision			3 years		3 years
Maximum
Revenue Recognition and Gift Cards
Number of days customers may store merchandise			14 days		14 days
Advertising and Pre-opening Expense
Period prior to store opening or relocation that pre-opening expenses begin			6 months		6 months
Stock-Based Compensation
Period of vesting provision			5 years		5 years
Workers' compensation
Self-Insurance Reserves
Per occurrence deductible			$ 250,000		$ 250,000
General liability
Self-Insurance Reserves
Per occurrence deductible			$ 150,000		$ 150,000
Retained earnings | Accounting Standards Update 2016-09 [Member]
Cumulative effect of adoption									$ (148,000)
Additional paid-in capital | Accounting Standards Update 2016-09 [Member]
Cumulative effect of adoption									$ 238,000